Notes Payable and Accrued Interest - Ya Global Master Spv Ltd (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Short-term Debt [Abstract]
Schedule of notes payable and accrued interest

	September 30,	December 31,
	2014	2013
	(Unaudited)
Due to YA in the original principal amount of $200,000 (which included a $20,000 monitoring and management fee), interest at 10% per annum.	$-	$175,000
Less: Unamortized debt discount at September 30, 2014 and December 31, 2013	-	(13,332
Principal, net	-	161,668
Accrued interest	-	1,458
Due to YA in the original principal amount of $500,000 (which includes: (i) a $39,000 commitment fee, (ii) the 2013 YA Loan balance of $110,680, and (iii) $1,096 of pre-paid interest), interest at 10% per annum. The 2014 YA Loan is due in 12 monthly installments of principal ($50,000 in June 2014; $40,000 monthly July 2014 to September 2014; $35,000 monthly October 2014 to January 2015; $40,000 monthly February 2015 to April 2015; and $70,000 on April 22, 2015), plus interest.	$330,000	$-
Less: Unamortized debt discount at September 30, 2014 and December 31, 2013	(21,883	-
Principal, net	308,117	-
Accrued interest	2,712	-
Total	$310,829	$163,126

	December 31,
	2013	2012
Due to YA Global Master SPV Ltd., interest at 10% per annum, payable in monthly installments of principal plus interest, due in September 2014.	$175,000	-

Less: Unamortized debt discount	(13,332	-
Principal, net	161,668	-
Accrued interest	1,458	-
Total	$163,126	-

Summary of the remaining payments of principal due under the YA Loan Agreement
1 monthly installment of $12,500	$12,500
3 monthly installments of $17,500	52,500
4 monthly installments of $20,000	80,000
Final installment	30,000
Total	$175,000